BANK FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
BANK FINANCIAL ASSETS AND LIABILITIES
BANK FINANCIAL ASSETS AND LIABILITIES

31.     BANK FINANCIAL ASSETS AND LIABILITIES

As of December 31, 2020, COVID-19 constitutes a new factor that the Group has to take into account while assessing and managing credit risk. The updated assumptions used for the assessment of credit risk of different bank customers segments are presented below.

Loans to individuals, small and medium businesses:

•	The Group introduced the concept of a technically overdue bucket that significantly improved differentiation of stage 2 loans by the respective probability of default;
•

The Group included an additional macroeconomic adjustment in assessment of loss probability by different generations of loans that are less than 12 months of age, thereby improving the related behavioural assessment of each generation;

•	Additionally the Group has recalibrated its macroeconomic model and updated the macroeconomic forecasts based on the most recent information available as of reporting date;
•	Out of schedule stress testing of credit risk has been performed in light of the deterioration of the macroeconomic environment.

Loans to corporate customers:

• The Group has updated macroeconomic scenarios for PD (Probability of Default) model using the updated macroeconomic forecasts by CBRF (Central Bank of Russian Federation) and Oxford Economics; Out of schedule stress testing of credit risk has been performed in light of macroeconomic environment deterioration;

• Decrease of risk appetite caused by:
-	Enhancement of authorization procedures for new loans and tranches for existing lines of credit;
-	Review of new loan applications in light of stressful scenario of economic development according to budget and business plan;
-	Tendency to replace revolving and non-revolving lines of credit with products that have more preferable risk profile, like overdrafts and factoring;
-	Launch of enhanced monitoring of existing borrowers.

The weighted average provision rates increased from 7.77% as of December 31, 2019 to 12.46% as of December 31, 2020 for individuals, and decreased from 13.74% to 13.21% for corporate borrowers, taking into account the updated macroeconomic forecasts.

Magnitude of COVID-19 influence on the bank’s operations largely depends on time duration of the pandemic and the extent of the virus influence on global and local economy.

Stress-testing

Management considers the sensitivity of the ECL outcome against the economic forecasts as part of the ECL management process by recalculating the ECL under two scenarios described below for corporate borrowers, bonds held to maturity and individuals:

• Base forecast of CBRF dated July 24, 2020: crude oil price = USD 38 per barrel, GDP = -5.5% (bottom of the range);
• Negative scenario of CBRF: crude oil price = USD 19 per barrel, GDP = -11.15%.

According to the Group estimations probability of occurrence is 80% for scenario 1 and 20% for scenario 2.

Stress testing results show that capital adequacy ratios are within acceptable range*.

*  According to conservative expert assumption that increase in ECL will lead to comparable increase in allowance booked as a result of Russian accounting standards (“RAS”) application, because capital adequacy ratios are based on RAS numbers.

ECL increase for Scenario 1 and 2 is equal to RUB 2.9 and 4.6 billion respectively:

• Scenario 1: corporate borrowers and bonds held to maturity–RUB 2.5 billion, individuals–RUB 0.4 billion
• Scenario 2: corporate borrowers and bonds held to maturity–RUB 3.4 billion, individuals–RUB 1.2 billion

As of the date of these financial statements, Management believes that the results of stress-testing performed in 2nd quarter of 2020 show the conservative approach and an update is not required due to improvements of macroeconomic parameters used in the mentioned stress-testing since 2nd quarter of 2020 up to date.

Interest rate shock scenario is used for assets and liabilities sensitive to changes in interest rate that is a one-time increase by 400 b.p. for all time ranges. Calculations showed moderate decline of net interest income that may negatively affect bank’s equity only in combination with exceptional amount of losses (more than 25% of equity) caused by occurrence of other types of risks.

Stress testing of bank’s sensitivity to interest rate risk factors in trading book is carried out for several scenarios among which the key scenario is parallel shift of yield curves by 500 b.p. leading to negative revaluation of bond portfolio that is significantly lower than 5% of bank’s own funds.

Stress testing of bank’s liquidity position is carried out according to three model scenarios provided for by internal policies: “short-term financial crisis”, “long-term systematic crisis” and “reputational crisis of the bank of companies”. Stress test model has composite nature and includes reduction of inflows from assets due to realization of credit risk, as well as significant outflows of outside funds (100%,  50% in rare cases, of conditionally stable level for current liabilities). Ultimate goal of the stress testing is assessment of bank’s liquidity buffer adequacy including the assessment of the survival period of the bank compared to the minimum limits set by the Risk appetite declaration of PJSC MTS Bank. Results of the stress testing displayed that “survival period” is reached for all three base scenarios.

Considering that in current circumstances, caused by COVID-19, majority of governments globally have chosen ways of monetary and fiscal stimulation, as well as increased cash accessibility, mentioned hypothetical stress test scenarios that take into account sharp increase of interest rate and liquidity deficit on the market, adequately include possible pandemic influence on the Group.

Bank deposits and loans to customers

The table below represents the structure and amounts of current and non-current bank deposits and loans to customers as of December 31, 2020 and 2019.

	December 31,
	2020	2019

Loans to customers	130,164	99,990
Due from banks	2,950	2,883
Allowance for ECL	(16,446)	(10,031)

Total bank deposits and loans to customers, net	116,668	92,842

Less: current portion	(52,676)	(39,370)

Bank deposits and loans to customers, non-current	63,992	53,472

The structure and amounts of bank loans to customers as of December 31, 2020 and 2019 is presented in the table below:

	December 31,
	2020	2019
Loans to legal entities
Corporate borrowers	26,602	24,192
Medium-sized enterprises and small businesses	1,736	1,959

Total loans to legal entities	28,338	26,151

Loans to individuals
Mortgage loans	14,384	11,164
Consumer loans	65,142	46,484
Credit cards	21,874	15,618
Other	426	573

Total loans to individuals	101,826	73,839

Due from banks
Time deposits with banks	1,770	1,581
Obligatory reserves with the Central Bank of Russia	1,180	1,302

Total due from banks	2,950	2,883

Total bank deposits and loans to customers	133,114	102,873

Less: allowance for expected credit losses	(16,446)	(10,031)

Total bank deposits and loans to customers, net	116,668	92,842

The table below summarizes carrying value of loans to customers aggregated by types of collateral obtained by the Group:

	December 31,
	2020	2019
Guaranties	17,200	11,448
Pledge of real estate	18,733	14,077
Securities	370	1,017
Pledge of equipment	100	495
Rights of claim, pledge of inventories or own promissory notes and by other collateral	156	44
Unsecured loans	93,605	72,909
Allowance for expected credit losses	(16,436)	(10,024)
Total loans to customers, net	113,728	89,966

The balances above do not necessarily reflect the fair value of collateral received.

Movements in the allowance for impairment losses attributable to bank deposits and loans to customers for the year ended December 31, 2020 and 2019 are presented in the table below:

	Loans to	Due from
	customers	banks	Total
Balance as at January 1, 2020	10,024	7	10,031
Provision charge/release	8,271	3	8,274
Recovery of bad debt written-off	565	—	565
Bad debt written-off	(2,145)	—	(2,145)
Sale of loans	(279)	—	(279)

Balance as at December 31, 2020	16,436	10	16,446

	Loans to	Due from
	customers	banks	Total
Balance as at January 1, 2019	7,689	40	7,729

Provision charge/release	3,551	(18)	3,533
Recovery of bad debt written-off	827	1	828
Bad debt written-off	(2,006)	(16)	(2,022)
Sale of loans	(40)	—	(40)
Foreign currency revaluation effect	3	—	3

Balance as at December 31, 2019	10,024	7	10,031

Movements in provision for expected credit losses on loans to legal entities for the year ended December 31, 2020 and 2019 were as follows:

	Stage 1	Stage 2	Stage 3	Total

Balance as at January 1, 2020	681	77	3,199	3,957

- Transfer to stage 1	1	(1)	—	—
- Transfer to stage 2	(66)	66	—	—
- Transfer to stage 3	(30)	(47)	77	—
New financial assets originated or purchased	418	—	—	418
Change due to change of credit risk	(105)	46	38	(21)
Sale of loans	—	—	(279)	(279)
Write-offs	—	—	(515)	(515)
Recovery of previously written-off assets	—	—	184	184
Foreign exchange difference	—	—	—	—

Balance as at December 31, 2020	899	141	2,704	3,744

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2019	318	486	3,408	4,212
- Transfer to stage 1	19	(18)	(1)	—
- Transfer to stage 2	(46)	47	(1)	—
- Transfer to stage 3	(55)	(496)	551	—
New financial assets originated or purchased	524	2	132	658
Change due to change of credit risk	(42)	56	(419)	(405)
Sale of loans	(40)	—	—	(40)
Write-offs	—	—	(863)	(863)
Recovery of previously written-off assets	—	—	392	392
Foreign exchange difference	3	—	—	3
Balance as at December 31, 2019	681	77	3,199	3,957

Movements in provision for expected credit losses attributable to loans to individuals for the year ended December 31, 2020 and 2019 were as follows:

	Stage 1	Stage 2	Stage 3	Total

Balance as at January 1, 2020	1,808	923	3,336	6,067

- Transfer to stage 1	1,396	(1,172)	(224)	—
- Transfer to stage 2	(415)	594	(179)	—
- Transfer to stage 3	(2)	(3,848)	3,850	—
New financial assets originated or purchased	1,226	—	—	1,226
Change due to change of credit risk	(914)	4,949	2,613	6,648
Write-offs	—	—	(1,631)	(1,631)
Recovery of previously written-off assets	—	—	382	382

Balance as at December 31, 2020	3,099	1,446	8,147	12,692

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2019	756	318	2,403	3,477
- Transfer to stage 1	599	(465)	(134)	—
- Transfer to stage 2	(188)	236	(48)	—
- Transfer to stage 3	(2)	(1,228)	1,230	—
New financial assets originated or purchased	1,351	—	—	1,351
Change due to change of credit risk	(708)	2,062	593	1,947
Write-offs	—	—	(1,143)	(1,143)
Recovery of previously written-off assets	—	—	435	435
Balance as at December 31, 2019	1,808	923	3,336	6,067

The following valuation categories represent the Group’s classification of credit quality of the loans:

•	Low to fair risk–loans of high credit quality and low probability of default, not past due or immaterially overdue;
•	Monitoring–loans with increased probability of default including restructured loans;
•	Impaired–impaired loans including more than 90 days overdue.

The table below summarizes information regarding the quality of loans to individuals:

As of December 31, 2020	Stage 1	Stage 2	Stage 3	Total

Low to fair risk	88,058	—	—	88,058
Monitoring	—	3,816	306	4,122
Impaired	—	—	9,646	9,646
Loss allowance	(3,099)	(1,446)	(8,147)	(12,692)

Total	84,959	2,370	1,805	89,134

As of December 31, 2019	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	66,506	138	—	66,644
Monitoring	—	2,801	49	2,850
Impaired	—	—	4,345	4,345
Loss allowance	(1,808)	(923)	(3,336)	(6,067)

Total	64,698	2,016	1,058	67,772

The table below summarizes information regarding the quality of loans to legal entities:

As of December 31, 2020	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	12,136	2,947	—	15,083
Monitoring	6,106	3,649	—	9,755
Doubtful	—	—	877	877
Impaired	—	—	2,623	2,623
Loss allowance	(899)	(141)	(2,704)	(3,744)

Total	17,343	6,455	796	24,594

As of December 31, 2019	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	11,711	1,728	—	13,439
Monitoring	7,396	1,489	—	8,885
Impaired	—	—	3,826	3,826
Loss allowance	(681)	(77)	(3,199)	(3,957)

Total	18,426	3,140	627	22,193

Analysis by credit quality of loans to individuals outstanding as of December 31, 2020 is as follows:

				Provision for
		Provision for		ECL to
As of December 31, 2020	Gross loans	ECL	Net loans	gross loans
Collectively assessed
Not past due	88,056	(3,101)	84,955	4%
Overdue:
up to 30 days	2,370	(507)	1,863	21%
31 to 60 days	841	(506)	335	60%
61 to 90 days	605	(432)	173	71%
91 to 180 days	1,739	(1,373)	366	79%
over 180 days	7,523	(6,431)	1,092	85%
Total collectively assessed loans	101,134	(12,350)	88,784	12%
Individually impaired
Not past due	256	(90)	166	35%
Overdue:
up to 30 days	46	(12)	34	0%
31 to 60 days	7	—	7	0%
61 to 90 days	—	—	—	—
91 to 180 days	6	—	6	0%
over 180 days	377	(240)	137	64%
Total individually impaired loans	692	(342)	350	49%
Total	101,826	(12,692)	89,134	12%

Analysis by credit quality of loans to medium-sized enterprises and small businesses outstanding as of December 31, 2020 is as follows:

				Provision for
		Provision for		ECL to
As of December 31, 2020	Gross loans	ECL	Net loans	gross loans
Collectively assessed
Not past due	1,025	(16)	1,009	2%
Overdue:
up to 30 days	29	(6)	23	21%
31 to 60 days	8	(3)	5	37%
61 to 90 days	8	(5)	3	64%
91 to 180 days	22	(12)	10	54%
over 180 days	644	(407)	237	63%
Total collectively assessed loans	1,736	(449)	1,287	26%

Analysis by credit quality of loans to individuals outstanding as of December 31, 2019 is as follows:

				Provision for
		Provision for		ECL to gross
As of December 31, 2019	Gross loans	ECL	Net loans	loans

Collectively assessed
Not past due	66,506	(1,664)	64,842	3%
Overdue:
up to 30 days	1,841	(472)	1,369	26%
31 to 60 days	519	(293)	226	56%
61 to 90 days	441	(282)	159	64%
91 to 180 days	1,110	(816)	294	74%
over 180 days	2,615	(2,043)	572	78%

Total collectively assessed loans	73,032	(5,570)	67,462	8%

Individually impaired
Not past due	495	(380)	115	77%
Overdue:
up to 30 days	48	(15)	33	31%
31 to 60 days	—	—	—	0%
61 to 90 days	1	—	1	0%
91 to 180 days	4	—	4	0%
over 180 days	259	(102)	157	39%

Total individually impaired loans	807	(497)	310	62%

Total	73,839	(6,067)	67,772	8%

Analysis by credit quality of loans to medium-sized enterprises and small businesses outstanding as of December 31, 2019 is as follows:

				Provision for
		Provision for		ECL to gross
As of December 31, 2019	Gross loans	ECL	Net loans	loans

Collectively assessed
Not past due	1,213	(19)	1,194	2%
Overdue:
up to 30 days	29	(9)	20	31%
31 to 60 days	30	—	30	0%
61 to 90 days	—	—	—	0%
91 to 180 days	14	(3)	11	21%
over 180 days	672	(399)	273	59%

Total collectively assessed loans	1,958	(430)	1,528	22%

Bank deposits and liabilities

The table below represents the structure and amounts of current and non-current bank deposits and liabilities as of December 31, 2020 and 2019.

	December 31,
	2020	2019
Customer accounts	139,438	122,809
Due to banks and other financial institutions	24,644	12,305
Debt securities issued	1,840	1,421
Financial liabilities at fair value through profit or loss	2	297
Other financial liabilities	1,753	1,120
Total bank deposits and liabilities	167,677	137,952
Less: current portion	(165,794)	(136,147)
Total bank deposits and liabilities, non-current	1,883	1,805

The structure and amounts of customer accounts of December 31, 2020 and 2019 are presented below:

	December 31,
	2020	2019
Legal entities
- Current/settlement accounts	13,163	10,005
- Term deposits	19,466	12,092

Individuals
- Current/settlement accounts	18,219	14,915
- Term deposits	88,590	85,797

Total customer accounts	139,438	122,809

The structure and amounts of due to banks as of December 31, 2020 and 2019 are presented below:

	December 31,
	2020	2019
Loans under repurchase agreements	20,540	11,994
Loans and term deposits from banks and other financial institutions	2,732	50
Correspondent accounts of other banks	1,372	261
Total due to banks	24,644	12,305

Loans under repurchase agreements were secured by the following collateral:

•	Securities measured at fair value through profit/loss with the value of RUB 9,678 million as of December 31, 2020;
•	Securities measured at amortized cost with the value of RUB 1,557 million and RUB 8,719 million as of December 31, 2020 and 2019 respectively;
•

Federal Loan Bonds (OFZ) received from Deposit Insurance Agency (DIA) as a subordinated securities loan in the amount of RUB 6,374 million and RUB 3,518 million as of December 31, 2020 and 2019 respectively.

In November 2015, MTS Bank received a subordinated debt of RUB 7,246 million in the form of OFZ from the state corporation DIA with the date of maturity January 22, 2025. In accordance with the terms of the contract, MTS Bank should return the securities to the creditor at the end of the contract period. The Group does not recognize the securities and the obligation to return them to the creditor in the consolidated statement of financial position as of December 31, 2020 and 2019. In accordance with the contract, MTS Bank should comply with certain covenants with respect to capital, loan portfolio, employee benefits. If the above conditions are not met, DIA may apply penalties to MTS Bank. The contract also includes certain restrictions on sale or repledge of the securities by MTS Bank.

An analysis of liquidity and interest rate risk inherent to bank assets as of December 31, 2020 and 2019 is presented in the following table. The maturity corresponds to the contractual terms. However, individuals are entitled to terminate their deposit agreement ahead of schedule.

	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2020	1 month	3 months	1 year	5 years	5 years	undefined	Total

Financial assets

Financial assets at fair value through profit or loss	21,823	—	—	—	—	1	21,824
Due from banks	16,915	—	—	—	—	—	16,915
Loans to customers*	6,455	15,949	38,916	57,422	8,971	2,150	129,863
Investments in securities	15	166	643	8,760	—	—	9,584

Total interest bearing financial assets	45,208	16,115	39,559	66,182	8,971	2,151	178,186

Cash and cash equivalents	22,274	—	—	—	—	—	22,274
Due from banks	1,180	—	—	—	—	—	1,180
Currency forwards and options not designated as hedges	1	1	—	—	—	—	2
Other financial assets*	962	125	35	—	—	47	1,169

Total non-interest bearing financial assets	24,417	126	35	—	—	47	24,625

Total financial assets	69,625	16,241	39,594	66,182	8,971	2,198	202,811

	Up to	1 month to	3 months to	1 year to	Over 5
	1 month	3 months	1 year	5 years	years	Total

Financial liabilities

Due to banks and other financial institutions	(22,962)	—	(127)	—	—	(23,089)
Customer accounts*	(21,827)	(15,109)	(69,684)	(1,423)	—	(108,043)
Debt securities issued	(1,204)	—	(341)	(295)	—	(1,840)
Lease obligations*	(11)	(47)	(196)	(332)	—	(586)

Total interest bearing financial liabilities	(46,004)	(15,156)	(70,348)	(2,050)	—	(133,558)

Currency forwards and options not designated as hedges	(1)	(1)	—	—	—	(2)
Obligation to deliver securities	—	—	—	—	—	—
Due to banks and other financial institutions	(1,372)	—	—	—	—	(1,372)
Customer accounts*	(41,698)	—	—	—	—	(41,698)
Other financial liabilities*	(2,231)	(492)	(1,472)	—	—	(4,195)

Total non-interest bearing financial liabilities	(45,302)	(493)	(1,472)	—	—	(47,267)

Total financial liabilities	(91,306)	(15,649)	(71,820)	(2,050)	—	(180,825)

Liquidity gap	(21,681)	592	(32,226)	64,132	8,971

Stable sources of funding	42,378	1,823	30,814	(15,970)	(59,045)

Net liquidity gap	20,697	2,415	(1,412)	48,162	(50,074)

Cumulative liquidity gap	20,697	23,112	21,700	69,862	19,788

* Including intercompany balances	8,776	(7,808)	(4,361)	(1,971)	—	(5,364)

	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2019	1 month	3 months	1 year	5 years	5 years	undefined	Total

Financial assets

Financial assets at fair value through profit or loss	13,273	—	—	—	—	—	13,273
Due from banks	1,831	—	—	—	—	—	1,831
Loans to customers	4,366	12,334	33,371	49,138	6,187	1,783	107,179
Investments in securities	5	10	6,059	8,937	442	—	15,453

Total interest bearing financial assets	19,475	12,344	39,430	58,075	6,629	1,783	137,736

Cash and cash equivalents	26,244	—	—	—	—	—	26,244
Due from banks	466	128	697	9	—	—	1,300
Currency forwards and options not designated as hedges	—	26	—	—	—	—	26
Other financial assets*	683	57	57	—	—	21	818

Total non-interest bearing financial assets	27,393	211	754	9	—	21	28,388

Total financial assets	46,868	12,555	40,184	58,084	6,629	1,804	166,124

	Up to 1	1 month to	3 months to	1 year to	Over
	month	3 months	1 year	5 years	5 years	Total

Financial liabilities

Due to banks and other financial institutions	(12,044)	—	—	—	—	(12,044)
Customer accounts*	(16,094)	(12,746)	(69,178)	(928)	—	(98,946)
Debt securities issued	(445)	(701)	(70)	(354)	—	(1,570)
Lease obligations*	—	(15)	(234)	(377)	—	(626)

Total interest bearing financial liabilities	(28,583)	(13,462)	(69,482)	(1,659)	—	(113,186)

Currency forwards and options not designated as hedges	—	(25)	—	—	—	(25)
Obligation to deliver securities	(272)	—	—	—	—	(272)
Due to banks and other financial institutions	(261)	—	—	—	—	(261)
Customer accounts*	(30,152)	—	—	—	—	(30,152)
Other financial liabilities	(1,987)	(550)	(1,534)	—	—	(4,071)
Debt securities issued	—	(8)	(64)	(323)	(463)	(858)

Total non-interest bearing financial liabilities	(32,672)	(583)	(1,598)	(323)	(463)	(35,639)

Total financial liabilities	(61,255)	(14,045)	(71,080)	(1,982)	(463)	(148,825)

Liquidity gap	(14,387)	(1,490)	(30,896)	56,102	6,166

Stable sources of funding	40,625	641	30,855	(14,270)	(57,852)

Net liquidity gap	26,238	(849)	(41)	41,832	(51,686)

Cumulative liquidity gap	26,238	25,389	25,348	67,180	15,494

* Including intercompany balances	6,802	593	(13,532)	(2,960)	—	(9,097)

Analysis of the liquidity and interest rate risks as of December 31, 2020 and 2019 is presented in the following table. The amounts in the table below represent future aggregate undiscounted cash flows.

	Weighted
	average	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2020	interest rate	1 month	3 months	1 year	5 years	5 years	undefined	Total

Interest bearing financial liabilities
Due to banks	4.4%	22,962	—	127	—	—	—	23,089
Customer accounts*	5.9%	22,046	15,352	71,255	1,458	—	—	110,111
Debt securities issued	4.0%	1,204	—	348	321	—	—	1,873
Lease obligations*	6.1%	10	48	204	377	—	—	639

Total interest bearing financial liabilities		46,222	15,400	71,934	2,156	—	—	135,712

Non-interest bearing financial liabilities
Financial liabilities at fair value through profit or loss		—	—	—	—	—	—	—
Due to banks		1,372	—	—	—	—	—	1,372
Customer accounts*		41,968	—	—	—	—	—	41,968
Other financial liabilities*		2,231	492	1,472	—	—	—	4,195
Total non-interest bearing financial liabilities and commitments		45,571	492	1,472	—	—	—	47,535

Total financial liabilities		91,793	15,892	73,406	2,156	—	—	183,247

* Including intercompany balances		10,770	8	39	58	-	-	10,875

	Weighted
	average	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2019	interest rate	1 month	3 months	1 year	5 years	5 years	undefined	Total
Interest bearing financial liabilities
Due to banks	6.5%	12,064	—	—	—	—	—	12,064
Customer accounts*	5.9%	16,337	13,273	71,588	957	—	—	102,155
Debt securities issued	9.5%	458	707	71	354	—	—	1,590
Lease obligations*	6.8%	26	40	195	444	—	—	705

Total interest bearing financial liabilities		28,885	14,020	71,854	1,755	—	—	116,514

Non-interest bearing financial liabilities
Financial liabilities at fair value through profit or loss		272	—	—	—	—	—	272
Due to banks		261	—	—	—	—	—	261
Customer accounts*		30,152	—	—	—	—	—	30,152
Other financial liabilities		1,987	550	1,534	—	—	—	4,071
Debt securities issued		—	9	64	323	463	—	859
Total non-interest bearing financial liabilities and commitments		32,672	559	1,598	323	463	—	35,615

Total financial liabilities		61,557	14,579	73,452	2,078	463	—	152,129

* Including intercompany balances		6,936	214	—	—	—	—	7,150

The Group has contingent liabilities (future period obligations) represented by bank guarantees in amount of RUB 9.8 million as at December 31, 2020 (RUB 5 million as at December 31, 2019). The Group is not subject to Credit risk on these obligations.

Information on the maximum amount of credit risk on guarantees issued and commitments on loans is presented below:

As of December 31, 2020	Stage 1	Stage 2	Stage 3	Total
Commitments on loans	21,410	1,729	56	23,195
Guarantees issued	21,426	2,084	247	23,757
Less provision	(340)	(33)	(213)	(586)
Total commitments on loans and guarantees issued	42,496	3,780	90	46,366

As of December 31, 2019	Stage 1	Stage 2	Stage 3	Total
Commitments on loans	18,890	4,909	13	23,812
Guarantees issued	18,204	1,398	244	19,846
Less provision	(339)	(17)	(47)	(403)
Total commitments on loans and guarantees issued	36,755	6,290	210	43,255